Investment In Unconsolidated Joint Venture (Summary Of Financial Information Of Inconsolidated Joint Venture) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment In Unconsolidated Joint Venture [Abstract]
Real estate investment in an operating property	$ 23,008,557	$ 23,572,631
Cash and cash equivalents	194,398	284,506
Other assets	12,297	195,233
Total assets	23,215,252	24,052,370
Mortgage payable	17,896,524	17,969,000
Accounts payable and other liabilities	155,151	119,989
Total liabilities	18,051,675	18,088,989
Members' equity	5,163,577	5,963,381
Total liabilities and members' equity	23,215,252	24,052,370
Revenue	2,789,246	2,681,509
Property Operating Expenses	871,500	663,201
Insurance	48,083	43,779
Taxes	221,248	164,079
Interest Expense	774,973	773,378
Depreciation & Amortization	781,965	950,309
Net income	91,477	86,763
Company share of income from unconsolidated joint venture activites	$ 45,739	$ 43,381